FINANCIAL INSTRUMENTS (Details 3) - USD ($) $ in Thousands	Dec. 31, 2021	Dec. 31, 2020
Disclosure Of Financials Instruments [Line items]
Hedging instrument, assets	$ 13,599	$ 30,714
Derivative financial liabilities	(133)	(74)
Hedging instrument, liabilities	(296,183)	(39,586)
Derivatives [member]
Disclosure Of Financials Instruments [Line items]
Derivative financial assets	0	29
Hedging instrument, assets	13,599	4,343
Derivative financial liabilities	0	(74)
Hedging instrument, liabilities	(401)	(4,245)
Cross currency swap [Member]
Disclosure Of Financials Instruments [Line items]
Hedging instrument, assets	0	26,371
Hedging instrument, liabilities	(295,782)	(35,341)
Forward contract [member]
Disclosure Of Financials Instruments [Line items]
Derivative financial liabilities	$ (133)	$ 0